Summary of significant accounting policies (Details 3)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation [Abstract]
Foreign Currency Exchange Rate, Translation	0.1513	0.1537	0.1440
Foreign Currrency Average Exchange Rate Translation	0.1454	0.1478	0.1506